Leases	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Leases
15.	LEASES

(a)	Right-of-use assets

	Plant and equipment	Computer and office equipment
Balance – December 31, 2018	$-	$229
Additions	782	537
Depreciation	(202)	(225)

Balance – December 31, 2019	580	541
Recognized in Leagold Acquisition	10,386	318
Additions	13,612	56
Depreciation	(8,195)	(329)

Balance – December 31, 2020	$16,383	$586

(b)	Lease liabilities

	December 31, 2020	December 31, 2019
Current lease liabilities included in other current liabilities	$8,935	$501
Non-current lease liabilities included in other long-term liabilities	9,949	848
	$18,884	$1,349
In June 2020, the Com
p
any entered into a new lease agreement for the use of mining equipment in relation to contract mining at Castle Mountain for a period of four years. The Company makes fixed payments and additional variable lease payments depending on the usage of the assets during the contract period. On commencement of the lease, the Company recognized a $13.4 million right-of-use
asset and related lease liability.